Schedule Of Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2012	Oct. 01, 2011	Oct. 02, 2010
Intangible Assets [Line Items]
Finite intangible assets, accumulated amortization, beginning balance			$ (584)	$ (502)	$ (502)	$ (396)
Write-off of fully amortized intangibles, accumulated amortization					7
Impairment of intangibles, accumulated amortization					20
Finite intangible assets, accumulated amortization, ending balance					(584)	(502)	(396)
Intangible assets, net, beginning balance			957	1,044	1,044	1,102
Adjustment for income taxes					(4)	(4)
Amortization expense	(27)	(26)	(54)	(54)	(109)	(106)	(107)
Impairment of intangibles, finite				(17)	(17)
Acquisition intangibles					43	52
Intangible assets, net, ending balance					957	1,044	1,102
Customer Relationships
Intangible Assets [Line Items]
Finite intangible assets, beginning balance					1,178	1,145
Impairment of intangibles, finite					(37)
Acquisition intangibles, finite					12	33
Finite intangible assets, ending balance					1,153	1,178
Other Intangible Assets
Intangible Assets [Line Items]
Finite intangible assets, beginning balance					82	76
Adjustment for income taxes					(4)	(4)
Write-off of fully amortized intangibles					(7)
Acquisition intangibles, finite					28	10
Finite intangible assets, ending balance					99	82
Trademarks
Intangible Assets [Line Items]
Indefinite intangible assets, beginning balance					286	277
Acquisition intangibles, indefinite					3	9
Indefinite intangible assets, ending balance					$ 289	$ 286